Document and Entity Information	Aug. 10, 2020
Cover [Abstract]
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0001376339
Document Type	8-K
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	MIMEDX GROUP, INC.
Entity Incorporation State Country Code	FL
Entity File Number	001-35887
Entity Tax Identification Number	26-2792552
Entity Address, Address Line One	1775 West Oak Commons Ct., NE
Entity Address, City or Town	Marietta
Entity Address, Postal Zip Code	30062
City Area Code	(770)
Local Phone Number	651-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false